Note 6 - Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
Note 6. Intangible Assets

Intangible assets consist of the following:

	June 30, 2016	December 31, 2015
Customer relationships	$11,856,126	$11,856,126
Backhaul agreement	3,837,782	-
FCC licenses	750,000	750,000
	16,443,908	12,606,126
Less: accumulated amortization	11,955,652	11,333,096
Intangible assets, net	$4,488,256	$1,273,030

Amortization expense for the three months ended June 30, 2016 and 2015 was $417,883 and $98,068, respectively. Amortization expense for the six months ended June 30, 2016 and 2015 was $622,556 and $196,136, respectively. The fair value of the backhaul agreement acquired in the transaction with a large cable company, as described in Note 4, is being amortized over the 36 month term of the agreement in quarterly amounts of $319,815 ending in March 2019. The customer contracts acquired in the Delos Internet acquisition are being amortized over a 50 month period in quarterly amounts of $98,068 ending April 2017.  The Company’s licenses with the Federal Communications Commission (the “FCC”) are not subject to amortization as they have an indefinite useful life.

Note 7. Intangible Assets

Intangible assets consist of the following:
	As of December 31,
	2015	2014
Goodwill	$1,674,281	$1,674,281

Customer relationships	$11,856,126	$11,856,127
Less: accumulated amortization of customer relationships	11,333,096	10,940,824
Customer relationships, net	523,030	915,303

FCC licenses	1,284,555	1,284,555
Impairment charge	(534,555)	-
FCC licenses, net	750,000	1,284,555

Intangible assets, net	$1,273,030	$2,199,858

Amortization expense for the years ended December 31, 2015, 2014 and 2013 was $392,272, $888,969 and $3,093,817, respectively. The customer contracts acquired in May 2011 for the One Velocity, Inc. acquisition were amortized over a 30 month period ending November 2013. The customer contracts acquired in the Color Broadband Communications acquisition were amortized over a 28 month period ending April 2014. The customer contracts acquired in the Delos acquisition are being amortized over a 50 month period ending April 2017. As of December 31, 2015, the remaining amortization period for the Delos acquisition was 16 months. Balances related to the Company’s other acquisitions have been fully amortized. Future amortization expense is as follows:

Years Ending December 31,
2016	392,272
2017	130,758
$523,030

FCC licenses have an indefinite life but are subject to periodic renewal. The Company recognized an impairment charge of $534,555 in 2015 related to a spectrum license. The Company determined that changes being considered by the FCC would make commercial use of the spectrum uncertain and costly, and that the coverage area of the spectrum was not consistent with its focus on dense urban markets. The expense is included in general and administrative expenses in the statement of operations.
Based on prices paid at recent spectrum auctions, the Company believes that the remaining spectrum has a fair value higher than the cost basis at which it is reported in these financial statements.